Contingencies Schedule of FCPA Expenses (Tables)	12 Months Ended
Jan. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Foreign corrupt practices act expenses
For the fiscal years ended January 31, 2015, 2014 and 2013, the Company incurred the following third-party expenses in connection with the FCPA investigation and related matters:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Ongoing inquiries and investigations	$121	$173	$100
Global compliance program and organizational enhancements	52	109	57
Total	$173	$282	$157